Acquisitions and Divestitures - Summary of Fair Value of Assets Acquired and Liabilities Assumed at The Date of Acquisition (Parenthetical) (Detail) - Bank Of The West [Member] $ in Millions	12 Months Ended
Oct. 31, 2023 CAD ($)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Deferred tax liability (asset)	$ 1,273
Change in fair value of forward contracts	$ 269